Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Net loss	$ (105,587)	$ (42,788)
Items that will not be reclassified to the consolidated statement of loss
Changes in fair value of financial assets at fair value through comprehensive income	(29,773)	6,139
Income tax effect	3,926	(762)
Changes in fair value of derivative financial instruments - cash flow hedges		(21,072)
Income tax effect		2,824
Share of other comprehensive income (loss) of associates	433	(78)
Items that may be reclassified to the consolidated statement of loss
Currency translation adjustments	60,305	1,532
Share of other comprehensive loss of associates		(459)
Other comprehensive income (loss)	34,891	(11,876)
Comprehensive loss	(70,696)	(54,664)
Comprehensive loss attributable to:
Osisko Gold Royalties Ltd's shareholders	$ (70,696)	(54,377)
Non-controlling interests		$ (287)